Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares of the Goldman Sachs Absolute Return Multi-Asset Fund (the “Fund”)

Supplement dated April 16, 2018 to the

Prospectus and Summary Prospectus,

each dated February 28, 2018, as supplemented

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) has determined that it is in the best interest of the Fund to liquidate the Fund’s wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund previously sought to gain exposure to the commodities markets by investing in the Subsidiary, and will continue to gain exposure to the commodities markets by investing in publicly-traded partnerships, exchange-traded funds, and other investment companies that provide exposure to commodities. On or about April 16, 2018, the Fund will cease its investment in the Subsidiary.

Accordingly, effective on or about April 16, 2018, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces in its entirety the fourth footnote in the table under “Goldman Sachs Absolute Return Multi-Asset Fund—Summary—Fees and Expenses of the Fund” in the Prospectus and “Fees and Expenses of the Fund” in the Summary Prospectus:

4	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.104% of the Fund’s average daily net assets and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. These arrangements will remain in effect through at least February 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The second to last paragraph of “Goldman Sachs Absolute Return Multi-Asset Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus is deleted.

“Subsidiary Risk” and “Tax Risk” in “Goldman Sachs Absolute Return Multi-Asset Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus are deleted.

Goldman Sachs Absolute Return Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares of the Goldman Sachs Absolute Return Multi-Asset Fund (the “Fund”)

Supplement dated April 16, 2018 to the

Prospectus and Summary Prospectus,

each dated February 28, 2018, as supplemented

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) has determined that it is in the best interest of the Fund to liquidate the Fund’s wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund previously sought to gain exposure to the commodities markets by investing in the Subsidiary, and will continue to gain exposure to the commodities markets by investing in publicly-traded partnerships, exchange-traded funds, and other investment companies that provide exposure to commodities. On or about April 16, 2018, the Fund will cease its investment in the Subsidiary.

Accordingly, effective on or about April 16, 2018, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces in its entirety the fourth footnote in the table under “Goldman Sachs Absolute Return Multi-Asset Fund—Summary—Fees and Expenses of the Fund” in the Prospectus and “Fees and Expenses of the Fund” in the Summary Prospectus:

4	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.104% of the Fund’s average daily net assets and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. These arrangements will remain in effect through at least February 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The second to last paragraph of “Goldman Sachs Absolute Return Multi-Asset Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus is deleted.

“Subsidiary Risk” and “Tax Risk” in “Goldman Sachs Absolute Return Multi-Asset Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus are deleted.